SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 2. SUMMARIES OF SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied.

b.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE. All inter-company transactions and balances have been eliminated upon consolidation.

Non-controlling interests represent the equity interests in the subsidiaries of the VIE that are not attributable, either directly or indirectly, to the Company.

c.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates. Significant items subject to such estimates and assumptions include allowance for doubtful accounts, valuation of inventory and fair value of equity interests contribution from shareholders, valuation allowance for deferred tax assets and recoverability of carrying amount and the estimated useful lives of long-lived assets.

d.	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

e.	Allowance for doubtful accounts

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing receivables. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The Company usually receives customer payments in advance and only gives one month credit terms to several customers with long term cooperation history. The allowance for doubtful accounts as of June 30, 2019 and December 31, 2018 was $74,021 and $74,145, respectively.

f.	Inventory

The Company values its inventories at the lower of cost or net realizable value.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Any idle facility costs or excessive spoilage are recorded as current period charges.

Hainan Zhongchen used weighted average method for its finished goods and first in first out method for other inventories. Wuxi Jufeel and Changzhou Jufeel used weighted average for inventories. Kaifeng Jufeel used first in first out method for inventories.

g.	Deferred inventory costs

The Company has not recognized revenue for the part of the inventory delivered where the collectability was not reasonably assured for the six months ended June 30, 2019 and year ended December 31, 2018 and recognized deferred inventory costs for the delivered inventories as the costs related directly to contracts. The costs are expected to be recovered when the Company collects from its customers. The deferred inventory costs will be charged to the cost of revenue when collections are made from its customers and revenue is recognized.

h.	Property, plant and equipment

Property and equipment are recorded at cost less accumulated depreciation with no residual value. Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of the assets:

Buildings	20 years
Machinery and equipment	3-11 years
Furniture and office equipment	3-10 years
Motor vehicles	4-8 years
Leasehold improvements	Shorter of estimated useful life (10 to 20 years) or remaining lease terms

When office equipment and electronic devices are retired or otherwise disposed of, resulting gain or loss is included in net income or loss in the year of disposition for the difference between the net book value and proceeds received thereon. Maintenance and repairs which do not improve or extend the expected useful lives of the assets are charged to expenses as incurred.

Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the remaining lease term. Construction in progress is related to the construction or development of property (including land) and equipment that have not yet been placed in service for our intended use. Depreciation for equipment commences once it is placed in service and depreciation for buildings and amortization of leasehold improvements commences once they are ready for our intended use. Construction in progress represents capital expenditures for direct costs of construction or acquisition and design fees incurred, and the interest expenses directly related to the construction. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

i.	Revenue recognition

On January 1, 2019, the Company adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption didn’t result in a material adjustment to the retained earnings as of January 1, 2019.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s contract with customers do not include significant financing component and any variable consideration.

The Company does not believe that significant management judgements are involved in revenue recognition, but the amount and timing of the Company’s revenues could be different for any period if management made different judgments or utilized different estimates. Generally, the Company recognizes revenue under ASC Topic 606 for each type of its performance obligation at a point in time as follows:

The sales of aloe products are derived principally from providing aloe products to customers, including both distributors/agents and enterprise customers.

(a) Distributors/Agents: The Company recognizes revenue upon the delivery of products to distributors/agents, which is when the goods delivered to the users or the designated address and it is probable that the Company will collect the payments. When it is not probable that the Company will collect the payments, the revenue will not be recognized until payments are collected. Discounts provided were recorded as deduction of net sales.

(b) Enterprise customers: For enterprise customers, the Company recognized revenue when the goods delivered to the user or the designated address agreed by both parties with collection of the payments from these customers. When the Company cannot conclude it is probable that it will collect substantially all of the consideration to which it will be entitled in exchange for goods, the Company does not expect to accept a lower amount of the consideration that the customers are obligated to pay. Thus, no contract identified. All collections received after the costs are fully recovered are reflected as income. The Company deferred the recognition of revenue with deferred inventory cost of $265,367 and $1,391,066 as of June 30, 2019 and December 31, 2018, respectively, for the related cost of inventory already delivered where the collections of payment from the enterprise customers are not reasonably assured. The Company recorded accounts receivable of $1,177,191 and $3,546,584 as the Company had the legal right to claim on the proceeds from the enterprise customers and with credit to deferred revenue in the same amount as of June 30, 2019 and December 31, 2018, respectively.

The service revenue are derived from providing brand services to the health centers including but not limited to providing trainings, brand promotion, health related education seminars, etc. Also the Company will sell the Company’s branded products to the health centers at premium price. Revenue is recognized ratably over the period the service is provided and, as such, the Company considers the services to have been delivered.

Taxes that have been assessed by governmental authorities and that are directly imposed on revenue-producing transactions between the Company and its customers, including value-added, and tax surcharge, are presented on a net basis (excluded from net sales).

j.	Income taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and the Company’s experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitation has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

k.	Value added taxes (“VAT”)

The Company was subject to VAT at the rate of 17% on sales of its products (before May 1, 2018), and 11% on sales of the agricultural products (before May 1, 2018) and at the rate of 6% of its membership revenue. The PRC government has announced VAT reduction, which was effected in May 2018. Therefore, on and after May 1, 2018, the Company is subject to VAT at the rate of 16% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its membership revenue. In 2019, the PRC government has announced another round of VAT reduction, which was effected from April 2019. Therefore, on and after April 1, 2019, the Company is subject to VAT at the rate of 13% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its service revenue, which the Company issued service fee VAT invoices though service fees are recognized. The Company is also subject to surcharges, which includes urban maintenance and construction taxes and additional education fees on VAT payable in accordance with PRC law. The surcharges are at the rate of 12% of the VAT payable, depending on which tax jurisdiction the Company’s PRC operating subsidiaries and the VIE operate in.

l.	Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

m.	Earnings per share

Companies are required to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common stock outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common stock (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common stock that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table sets forth the computation of basic and diluted earnings per share for the six months ended June 30, 2019 and 2018:

	Six months ended June 30,
	2019	2018
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to Jufeel International Group	$2,384,931	$1,031,727
Denominator:
Weighted-average shares outstanding basic and diluted: -Common stock issued and outstanding	28,030,010	28,030,010
Basic and diluted earnings per share	$0.09	$0.04

n.	Fair Value Measurements

As of June 30, 2019 and December 31, 2018, none of the Company’s nonfinancial assets or liabilities was measured at fair value on a nonrecurring basis.

The carrying values of the Company’s financial assets and liabilities, including cash and cash equivalents, accounts receivables and accounts payable, are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available.

o.	Recently issued accounting standards

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the “Act”). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations.

In March 2018, the FASB issued ASU 2018-05: “Income Taxes (Topic 740)-Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118”. The amendments in this ASU add various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 – the date on which the Tax Cuts and Jobs Act was signed into law. The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations.

In June 2018, the FASB issued ASU 2018-07: “Compensation – Stock Compensation (Topic 718) – Improvements to Nonemployee Share-Based Payment Accounting”. This ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Nonemployees. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a company’s adoption date of Topic 606, Revenue from Contracts with Customers. The Company does not currently expect the adoption of the amendment to have a material impact on its consolidated financial position and results of operations.

In July 2018, the FASB issued ASU 2018-09: “Codification improvements”. The amendments represent changes to clarify, correct errors in, or make minor improvements to the Codification, eliminating inconsistencies and providing clarifications in current guidance. The amendments in this ASU include those made to: Income Statement-Reporting Comprehensive Income-Overall; Debt-Modifications and Extinguishments; Distinguishing Liabilities from Equity-Overall; Compensation-Stock Compensation-Income Taxes; Business Combinations-Income Taxes; Derivatives and Hedging-Overall; Fair Value Measurement-Overall; Financial Services-Brokers and Dealers-Liabilities; and Plan Accounting-Defined Contribution Pension Plans-Investments-Other. The amendments are effective for all entities for annual periods beginning after December 15, 2018. The effectiveness of this update is not expected to have a significant effect on the Company’s consolidated financial position or results of operations.

In February 25, 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (ASU) 2016-02, Leases (Topic 842). It requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year entity). Early application is permitted for all public business entities and all nonpublic business entities upon issuance. The Company (as an EGC) that is taking advantage of the extended transition period offered to private entities would apply this for fiscal years beginning after December 15, 2019. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In July 2018, the FSAB issued ASU 2018-10 ASC Topic 842: “Codification Improvements to Leases” The amendments are to address stakeholders’ questions about how to apply certain aspects of the new guidance in Accounting Standards Codification (ASC) 842, Leases. The clarifications address the rate implicit in the lease, impairment of the net investment in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments. The amendments in ASC Topic 842 are effective for EGC for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. While early application is permitted, including adoption in an interim period, the Company has not elected to early adopt. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842). This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period’s financials will remain the same as those previously presented. Entities that elect this optional transition method must provide the disclosures that were previously required. The Company is evaluating the effect this new guidance will have on our consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-01: “Leases (Topic 842)-Codification Improvements”. The amendments in this ASU (1) reinstate the exception in Topic 842 for lessors that are not manufacturers or dealers, specifically, those lessors will use their cost, reflecting any volume or trade discounts that may apply, as the fair value of the underlying asset. However, if significant time lapses between the acquisition of the underlying asset and lease commencement, those lessors will be required to apply the definition of fair value (exit price) in Topic 820; (2) address the concerns of lessors within the scope of Topic 942 about where “principal payments received under leases” should be presented, specifically, lessors that are depository and lending institutions within the scope of Topic 942 will present all “principal payments received under leases” within investing activities; and (3) clarify the Board’s original intent by explicitly providing an exception to the paragraph 250-10-50-3 interim disclosure requirements in the Topic 842 transition disclosure requirements. The effective date of the amendments in this ASU is for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years for any of the following: 1. A public business entity; 2. A not-for-profit entity that has issued, or is a conduit bond obligor for, securities that are traded, listed, or quoted on an exchange or an over-the-counter market; and 3. An employee benefit plan that files financial statements with the U.S. Securities and Exchange Commission (SEC). For all other entities, the effective date is for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application is permitted. An entity should early apply the amendments as of the date that it first applied Topic 842, using the same transition methodology in accordance with paragraph 842-10-65-1(c). The Company is evaluating the effect this new guidance will have on its consolidated financial statements and related disclosures.

No other recently issued accounting standards are expected to have a material effect on the financial position, results of operations or cash flows of the Company.

a.	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and have been consistently applied.

b.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE. All inter-company transactions and balances have been eliminated upon consolidation.

Non-controlling interests represent the equity interests in the subsidiaries of the VIE that are not attributable, either directly or indirectly, to the Company.

c.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates. Significant items subject to such estimates and assumptions include allowance for doubtful accounts, valuation of inventory and fair value of equity interests contribution from shareholders, valuation allowance for deferred tax assets and recoverability of carrying amount and the estimated useful lives of long-lived assets.

d.	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

e.	Allowance for doubtful accounts

The allowance for doubtful accounts is the Companys best estimate of the amount of probable credit losses in the Companys existing receivables. The Company determines the allowance based on aging data, historical collection experience, customer specific facts and economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The Company usually receives customer payments in advance for its distributors/agents sales, and gives one month credit terms to some of the enterprise customers and retail customers. The allowance for doubtful accounts as of December 31, 2018 and 2017 was $74,145 and $74,621, respectively.

f.	Inventory

The Company values its inventories at the lower of cost or net realizable value.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Any idle facility costs or excessive spoilage are recorded as current period charges.

Hainan Zhongchen used weighted average method for its finished goods and first in first out method for other inventories. Wuxi Jufeel and Changzhou Jufeel used weighted average for inventories. Kaifeng Jufeel used first in first out method for inventories.

The impairment charged for the years ended December 31, 2018 and 2017 was $18,976 and nil, respectively.

g.	Deferred inventory costs

The Company has not recognized revenue for the part of the inventory delivered where the collectability was not reasonably assured for the years ended December 31, 2018 and 2017 and recognized deferred inventory costs for the delivered inventories as the costs related directly to contracts. The costs are expected to be recovered when the Company collects from its customers. The deferred inventory costs will be charged to the cost of revenue when collections are made from its customers and revenue is recognized.

h.	Research and development expenditures

Research and development expenditures include salaries, wages and other costs of personnel engaged in research and development, costs of services performed by others for research and development on our behalf are expensed when incurred.

i.	Property, plant and equipment, net

Property and equipment are recorded at cost less accumulated depreciation with no residual value. Depreciation for financial reporting purposes is provided using the straight-line method over the estimated useful lives of the assets:

Buildings	20 years
Machinery and equipment	3-11 years
Furniture and office equipment	3-10 years
Motor vehicles	4-8 years
Leasehold improvements	Shorter of estimated useful life (10 to 20 years) or remaining lease terms

When office equipment and electronic devices are retired or otherwise disposed of, resulting gain or loss is included in net income or loss in the year of disposition for the difference between the net book value and proceeds received thereon. Maintenance and repairs which do not improve or extend the expected useful lives of the assets are charged to expenses as incurred.

Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the remaining lease term. Construction in progress is related to the construction or development of property (including land) and equipment that have not yet been placed in service for our intended use. Depreciation for equipment commences once it is placed in service and depreciation for buildings and amortization of leasehold improvements commences once they are ready for our intended use. Construction in progress represents capital expenditures for direct costs of construction or acquisition and design fees incurred, and the interest expenses directly related to the construction. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

j.	Land use right

Land use rights are stated at cost less accumulated amortization. Amortization is recorded using the straight-line method over their 50 year useful lives. All land in China is owned by the Chinese government. The government in China, according to law, may sell the right to use the land for a specified period of time. Thus, all of the Companys land purchases in China are considered to be leasehold land under lease and are stated at cost less accumulated amortization.

k.	Long-Lived Assets

Certain assets such as property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets that are held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount exceeds the fair value of the asset. No impairment was recognized for the years ended December 31, 2018 and 2017.

l.	Revenue recognition

The Company recognizes revenue in accordance with Accounting Standard Codification (ASC) 605, Revenue Recognition. Revenues are recognized when the four of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the title and risk of loss have passed, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured. Amounts received for undelivered merchandise are recorded as advanced payments from customers.

The sales of aloe products are derived principally from providing aloe products to customers, including both distributors/agents and enterprise customers.

(a) Distributors/Agents: The Company recognizes revenue upon the delivery of products to distributors/agents, which is when title and risk and rewards of ownership have passed to distributors/agents and when collectability is reasonably assured. When the collectability is not reasonably assured, the revenue will not be recognized until payments are collected. Discounts provided were recorded as deduction of net sales.

(b) Enterprise customers: For enterprise customers, the Company recognized revenue when the title and risk of loss have passed to enterprise customers and collectability is reasonably assured. When the collectability is not reasonably assured, the Company recognize revenue according to cost recovery method where no profit is recognized until the proceeds received exceed the related cost of the goods delivered. All collections received after the costs are fully recovered are reflected as income. The Company deferred the recognition of revenue with deferred inventory cost of $1,391,066 and $1,922,486 as of December 31, 2018 and 2017, respectively, for the related cost of inventory already delivered where the collections of payment from the enterprise customers are not reasonably assured. The Company recorded accounts receivable of $3,546,584 and $7,571,026 as the Company had the legal right to claim on the proceeds from the enterprise customers and with credit to deferred revenue in the same amount as of December 31, 2018 and 2017, respectively. For the accounts receivable as of December 31, 2017, $7,466,669 has been collected and recognized in 2018. Subsequently, $3,087,124 of the accounts receivable as of December 31, 2018 were collected and same amount of deferred revenue recognized as revenue. $1,220,432 of the deferred inventory costs as of December 31, 2018 were released to the cost of revenue.

Taxes that have been assessed by governmental authorities and that are directly imposed on revenue-producing transactions between the Company and its customers, including value-added, and tax surcharge, are presented on a net basis (excluded from net sales).

m.	Advertising, Sales and Marketing Costs

Advertising, sales and marketing costs consist primarily of costs for the promotion of corporate image and product marketing. The Company expensed all marketing and advertising costs as incurred.

n.	Shipping and handling costs

The Company expenses shipping and handling costs in conjunction with sale of its products as incurred and the shipping and handling costs is included as part of selling and marketing expenses. Total shipping and handling costs were $223,121 and $286,431 for the years ended December 31, 2018 and 2017, respectively.

o.	Share-based compensation

Employees share-based awards are measured at the grant date fair value of the awards and recognized as expenses over the requisite service period, which is the vesting period.

All transactions in which goods or services from non-employees are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Non-employees share-based awards are measured at fair value at the earlier of the commitment date or the date the services are completed.

The fair value of the equity award granted was assessed using discounted cash flow method under income approach, with a discount for lack of marketability given that the equity interests underlying the awards were not publicly traded. This assessment required complex and subjective judgments regarding the Companys projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the promise to give the equity interests were made. The fair value of these awards was determined using managements estimates and assumptions. Significant estimates and assumptions used were including revenue growth rate, terminal growth rate, and discount rate.

The assumptions used in share-based compensation expense recognition represent managements best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

p.	Shareholder contribution

The value of the shares transferred should be reflected as an expense in the Companys financial statements with a corresponding credit to contributed (paid-in) capital.

Share-based payments awarded to an employee of the reporting entity by a related party or other holder of an economic interest in the entity as compensation for services provided to the entity are share-based payment transactions to be accounted as above unless the transfer is clearly for a purpose other than compensation for services to the reporting entity. The substance of such a transaction is that the economic interest holder makes a capital contribution to the employees of the Company in exchange for services rendered.

q.	Income taxes

The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of the Companys assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and the Companys experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitation has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

r.	Value added taxes (VAT)

The Company was subject to VAT at the rate of 17% on sales of its products (before May 1, 2018), and 11% on sales of the agricultural products (before May 1, 2018) and at the rate of 6% of its membership revenue. The PRC government has announced VAT reduction, which was effected in May 2018. Therefore, on and after May 1, 2018, the Company is subject to VAT at the rate of 16% on sales of its products, and 10% on sales of the agricultural products and at the rate of 6% of its membership revenue, which the Company issued membership fee VAT invoices though membership fees are recognized with the sales of aloe products as a single unit of accounting under US GAAP. The Company is also subject to surcharges, which includes urban maintenance and construction taxes and additional education fees on VAT payable in accordance with PRC law. The surcharges are at the rate of 12% of the VAT payable, depending on which tax jurisdiction the Companys PRC operating subsidiaries and the VIE operate in.

s.	Related parties

A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

t.	Foreign currency transactions and translations

An entitys functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Managements judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company is the Renminbi (RMB), and PRC is the primary economic environment in which the Company operates. The reporting currency of these combined financial statements is the United States dollar (US Dollars or $).

For financial reporting purposes, the financial statements of the Company, which are prepared using the RMB, are translated into the Companys reporting currency, the United States Dollar. Assets and liabilities are translated using the exchange rate at each balance sheet date.  Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders equity.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net loss of the combined financial statements for the respective periods.

The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):

	Year End	Average
12/31/2018	6.8632	6.6174
12/31/2017	6.5342	6.7518
12/31/2016	6.9370	6.6423

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

u.	Statutory Reserve

The Companys PRC subsidiaries, VIE and VIEs subsidiaries in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to Chinas Foreign Investment Enterprises, the Companys subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (determined under the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the Peoples Republic of China (PRC GAAP) to reserve funds including (i) general reserve fund; (ii) enterprise expansion fund; and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective companies. Appropriations to the other two reserve funds are subject to discretion of respective companies.

v.	Earnings per share

Companies are required to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common stock outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common stock (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common stock that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31, 2018 and 2017:

	Year ended December 31,
	2018	2017

Numerator:
Net income attributable to Jufeel International Group	$5,184,551	$11,881,475
Denominator:
Weighted-average shares outstanding basic and diluted: -Common stock issued and outstanding	28,030,010	28,030,010
Basic and diluted earnings per share	$0.18	$0.42

w.	Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive income (loss), as presented on the accompanying consolidated balance sheets, only consists of cumulative foreign currency translation adjustment.

x.	Segment Reporting

The Company uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Companys chief operating decision maker for making operating decisions and assessing performance as the source for determining the Companys reportable segments. The Companys reportable segments are based on products, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company has two reportable segments (aloe product sales and aloe material sales) for the years ended December 31, 2018 and 2017.

y.	Fair Value Measurements

The Companys financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

There were no transfers between level 1, level 2 or level 3 measurements for the years ended December 31, 2018 and 2017.

As of December 31, 2018 and 2017, none of the Companys nonfinancial assets or liabilities was measured at fair value on a nonrecurring basis.

The carrying values of the Companys financial assets and liabilities, including cash and cash equivalents, accounts receivables, short-term bank loan and accounts payable, are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their stated interest rate approximates current rates available.

z.	JOBS Act Accounting Election

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(2) of the Jobs Act, that allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election, the financial statements may not be comparable to companies that comply with public company effective dates.

aa.	Recently issued accounting standards

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, or ASU 2014-09. This new standard (Topic 606) will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to correlate with the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. In July 2015, the FASB voted to defer the effective date of ASU 2014-09 by one year, while allowing a company to adopt the new revenue standard early but not before the original effective date.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the new revenue standard. ASU No. 2016-08 specifically provides clarification around performance obligations for goods or services provided by another entity, assisting in determining whether the entity is the provider of the goods or services, the principal, or whether the entity is providing for the arrangement of the goods or services, the agent.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. ASU No. 2016-10 provides guidance around identifying whether promised goods or services are distinct and separately identifiable, whether promised goods or services are material or immaterial to the contract, and whether shipping and handling is considered an activity to fulfill a promise or an additional promised service. ASU No. 2016-10 also provides guidance around an entitys promise to grant a license providing a customer with either a right to use or a right to access the license, which then determines whether the obligation is satisfied at a point in time or over time, respectively.

In May 2016, the FASB issued ASU No. 2016-11, Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting, which rescinds various standards codified as part of Topic 605, Revenue Recognition in relation to the future adoption of Topic 606. These rescissions include changes to topics pertaining to revenue and expense recognition including accounting for shipping and handling fees and costs and accounting for consideration given by a vendor to a customer.

In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients (ASU 2016-12).

In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (ASU 2016-20). ASU 2016-12 and ASU 2016-20 do not change the core principle of the guidance in Topic 606. Rather, ASU 2016-12 and ASU 2016-20 affects only certain narrow aspects of Topic 606.

The Company adopted the new revenue standard beginning January 1, 2019 and decided to use the modified retrospective method. Based on the Companys preliminary evaluation, the Company identified similar amount and timing of revenue recognized compared with the legacy U.S. GAAP, i.e. the adoption of the new revenue recognition standard will have no material impact on the Companys financial condition and results of operations. However, adopting the new revenue standard will significantly increase the disclosure requirements of the sufficient information (qualitatively and quantitatively) to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company plans to continue the evaluation and analysis of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify or amend ASU 2014-09s provisions) as the Company works towards the implementation and finalizes its determination of the impact that the adoption will have on its consolidated financial statements.

In February 2018, the FASB issued guidance to address the income tax accounting treatment of the tax effects within other comprehensive income due to the enactment of the Tax Cuts and Jobs Act (the Act). This guidance allows entities to elect to reclassify the tax effects of the change in the income tax rates from other comprehensive income to retained earnings. The guidance is effective for periods beginning after December 15, 2018 although early adoption is permitted. The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations.

In March 2018, the FASB issued ASU 2018-05: Income Taxes (Topic 740)-Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. The amendments in this ASU add various SEC paragraphs pursuant to the issuance of SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 the date on which the Tax Cuts and Jobs Act was signed into law. The Company has evaluated and concluded that there was no impact on its consolidated financial position and results of operations.

In June 2018, the FASB issued ASU 2018-07: Compensation Stock Compensation (Topic 718) Improvements to Nonemployee Share-Based Payment Accounting. This ASU expands the scope of Topic 718, CompensationStock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, EquityEquity-Based Payments to Nonemployees. The amendments in this ASU are effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other companies, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than a companys adoption date of Topic 606, Revenue from Contracts with Customers. The Company does not currently expect the adoption of the amendment to have a material impact on its consolidated financial position and results of operations.

In July 2018, the FASB issued ASU 2018-09: Codification improvements. The amendments represent changes to clarify, correct errors in, or make minor improvements to the Codification, eliminating inconsistencies and providing clarifications in current guidance. The amendments in this ASU include those made to: Income Statement-Reporting Comprehensive Income-Overall; Debt-Modifications and Extinguishments; Distinguishing Liabilities from Equity-Overall; Compensation-Stock Compensation-Income Taxes; Business Combinations-Income Taxes; Derivatives and Hedging-Overall; Fair Value Measurement-Overall; Financial Services-Brokers and Dealers-Liabilities; and Plan Accounting-Defined Contribution Pension Plans-Investments-Other. The amendments are effective for all entities for annual periods beginning after December 15, 2018. The effectiveness of this update is not expected to have a significant effect on the Companys consolidated financial position or results of operations.

In February 25, 2016, the Financial Accounting Standard Board (FASB) issued Accounting Standards Update (ASU) 2016-02, Leases (Topic 842). It requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year entity). Early application is permitted for all public business entities and all nonpublic business entities upon issuance. The Company (as an EGC) that is taking advantage of the extended transition period offered to private entities would apply this for fiscal years beginning after December 15, 2019. The Company is currently evaluating the impact of adopting ASU 2016-02 on its consolidated financial statements.

In July 2018, the FSAB issued ASU 2018-10 ASC Topic 842: Codification Improvements to Leases The amendments are to address stakeholders questions about how to apply certain aspects of the new guidance in Accounting Standards Codification (ASC) 842, Leases. The clarifications address the rate implicit in the lease, impairment of the net investment in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments. The amendments in ASC Topic 842 are effective for EGC for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. While early application is permitted, including adoption in an interim period, the Company has not elected to early adopt. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842). This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative periods financials will remain the same as those previously presented. Entities that elect this optional transition method must provide the disclosures that were previously required. The Company is evaluating the effect this new guidance will have on our consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-01: Leases (Topic 842)-Codification Improvements. The amendments in this ASU (1) reinstate the exception in Topic 842 for lessors that are not manufacturers or dealers, specifically, those lessors will use their cost, reflecting any volume or trade discounts that may apply, as the fair value of the underlying asset. However, if significant time lapses between the acquisition of the underlying asset and lease commencement, those lessors will be required to apply the definition of fair value (exit price) in Topic 820; (2) address the concerns of lessors within the scope of Topic 942 about where principal payments received under leases should be presented, specifically, lessors that are depository and lending institutions within the scope of Topic 942 will present all principal payments received under leases within investing activities; and (3) clarify the Boards original intent by explicitly providing an exception to the paragraph 250-10-50-3 interim disclosure requirements in the Topic 842 transition disclosure requirements. The effective date of the amendments in this ASU is for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years for any of the following: 1. A public business entity; 2. A not-for-profit entity that has issued, or is a conduit bond obligor for, securities that are traded, listed, or quoted on an exchange or an over-the-counter market; and 3. An employee benefit plan that files financial statements with the U.S. Securities and Exchange Commission (SEC). For all other entities, the effective date is for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application is permitted. An entity should early apply the amendments as of the date that it first applied Topic 842, using the same transition methodology in accordance with paragraph 842-10-65-1(c). The Company is evaluating the effect this new guidance will have on its consolidated financial statements and related disclosures.

No other recently issued accounting standards are expected to have a material effect on the financial position, results of operations or cash flows of the Company.